Page 1 of 4



Name of Reporting Manager

Martin Currie Inc




(SEC USE ONLY)
Item 1: Name of Issuer
Item 2: Title of Class
Item 3: CUSIP Number

Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion
Item 7:
Item 8: Voting Authority (Shares)




Market Value
Principal Amount
(a) Sole
(B) Shared - Defined as Instr. V
(c) Shared - Other
Managers See Instr. V
(a) Sole
(b) Shared
(c) None
Petrobras Petroleo Brasil.
ADR On (Rep 1 prf shs)
US71654V4086

12,217,400
406400
X



X


Embraer Aircraft Corp
ADR (rep 4 pref shs)
US29081M1027
31
32,810,400
1058400
X



X


Eletrobras
ON ADR (rep 50 com shs)
US15234Q2075
9.905688
1,426,419
144000
X



X


Unibanco
GDR (rep 500 units)
US90458E1073
33
2,145,000
65000
X



X


Petrobras
Spon ADR (rep 1 pref shs)
US71654V1017
28.6182
41,155,833
1438100
X



X


Comp Paranaense Energetica
ADR (rep 1000 'B' Pref shs)
US20441B4077
8.875
1,198,125
135000
X



X


Compania Brasil Dist Pao Acu
ADR (Repr 1000 Pref Shs)
US20440T2015
37.1875
1,684,594
45300
X



X


Embratel Participacoes SA
ADR (rep 1000 pref)
US29081N1000
18.5
31,425,950
1698700
X



X


Tele Norte Leste Participacoes
ADR (rep 1000 pref)
US8792461068
22.875
1,743,784
76231
X



X


Telesp Celular Participacoes
ADR (rep 2500 pref)
US87952L1089
32.9375
92,225
2800
X



X


Stet Hellas Telecom SA
ADR (rep 1 ord)
US8598231061
14.875
2,242,406
150750
X



X


Matav RT
Spon ADR (Rep 5 HUF100 shs)
US5597761098
23.5625
2,504,694
106300
X



X


Elan Corporation plc
Spon ADR (rep 1 ord)
US2841312083
54.75
42,880,200
783200
X



X


Cemex SA
ADR (repr 5 CPO's)
US1512908898
20.0625
552,963
27562
X



X


Grupo Televisa SA
Spons GDR (rep 20 CPO's)
US40049J2069
57.6875
37,182,478
644550
X



X


Nuevo Grupo Iusacell SA
ADR (repr 10 "V" shs)
US40050B1008
11.875
380,000
32000
X



X


Telefonos de Mexico
ADR (rep 20 ser L shs)
US8794037809
53.1875
64,774,397
1217850
X



X


Fomento Economico Mexicano
Spon ADR (rep 10 units)
US3444191064
39
1,423,500
36500
X



X


TV Azteca
ADR (rep 16 CPO's)
US9011451021
12.875
1,763,875
137000
X



X


COLUMN TOTALS



279,604,243








AGGREGATE PAGE TOTAL



279,604,243





















Page 2 of 4



Name of Reporting Manager

Martin Currie Inc




(SEC USE ONLY)
Item 1: Name of Issuer
Item 2: Title of Class
Item 3: CUSIP Number

Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion
Item 7:
Item 8: Voting Authority (Shares)




Market Value
Principal Amount
(a) Sole
(B) Shared - Defined as Instr. V
(c) Shared - Other
Managers See Instr. V
(a) Sole
(b) Shared
(c) None
Wal-Mart de Mexico
ADR (repr 10 'V' Shares)
US93114W1071
20.9233
303,388
14500
X



X


Netia Holdings SA
ADR (rep 1 ord shs)
US64114B1044
14.875
473,025
31800
X



X


Lukoil Holding
ADR (rep 4 ord shs)
US6778621044
57.6
7,217,280
125300
X



X


Surgutneftegaz
ADR (rep 50 ord) Russia
US8688612048
14.95
4,743,635
317300
X



X


Mosenergo
ADR (rep 100 ord shs)
US0373763087
3.65
1,277,500
350000
X



X


Corning Inc
Common Stock U$0.50
US2193501051
297
2,405,700
8100
X



X


Tyco International Ltd
Common Stock U$0.20
BM9021241064
51.875
1,867,500
36000
X



X


Chiron Corporation
Common stock U$0.01
US1700401094
45
1,440,000
32000
X



X


Honeywell International Inc
Common Stock U$1.00
US4385161066
35.625
1,702,875
47800
X



X


Motorola Inc
Common Stock U$3.00
US6200761095
28.25
1,970,438
69750
X



X


Computer Associates Intl
Common Stock U$0.10
US2049121096
25.1875
1,566,663
62200
X



X


Intel Corporation
Common Stock US$0.001
US4581401001
41.5625
2,568,563
61800
X



X


Microsoft Corp
Common stock U$0.0000125
US5949181045
60.3125
1,887,781
31300
X



X


Texas Instruments Inc.
Common stock U$1
US8825081040
47.1875
1,472,250
31200
X



X


Level 3 Communications Inc
Common Stock U$0.01
US52729N1000
77.125
2,066,950
26800
X



X


FleetBoston Financial Corp
Common stock U$0.01
US3390301089
39
2,184,000
56000
X



X


State Street Corporation
Common Stock U$1
US8574771031
130
2,015,000
15500
X



X


Genuity Inc
Class A Common Stock $0.01
US37248E1038
6.53125
1,645,875
252000
X



X


Oracle Corporation
Common stock U$0.01
US68389X1054
78.75
1,653,750
21000
X



X


COLUMN TOTALS



320,066,415








AGGREGATE PAGE TOTAL



40,462,172





















Page 3 of 4



Name of Reporting Manager

 Martin Currie Inc



(SEC USE ONLY)
Item 1: Name of Issuer
Item 2: Title of Class
Item 3: CUSIP Number

Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion
Item 7:
Item 8: Voting Authority (Shares)




Market Value
Principal Amount
(a) Sole
(B) Shared - Defined as Instr. V
(c) Shared - Other
Managers See Instr. V
(a) Sole
(b) Shared
(c) None
MarchFirst Inc
Common stock U$0.001
US5662441097
15.6875
1,479,174
94290
X



X


Cendant Corporation
Common stock U$0.01
US1513131037
10.875
1,707,375
157000
X



X


Sysco Corporation
Common Stock $1.00pv
US8718291078
46.3125
1,667,250
36000
X



X


American Home Products Corp
Common Stock $0.333pv
US0266091075
56.5625
1,612,031
28500
X



X


Pfizer Incorporated
Common Stock US$0.05
US7170811035
44.9375
2,554,697
56850
X



X


Viacom Inc.
Common Stock Class "B" $0.01pv
US9255243084
58.5
2,516,085
43010
X



X


Clear Channel Communication
Common Stock U$0.10
US1845021021
56.50
1,120,621
19834
X



X


Time Warner Inc
Common Stock $1.00pv
US8873151091
78.25
1,799,750
23000
X



X


Target Corporation
Common stock U$0.1667
US87612E1064
25.625
1,383,750
54000
X



X


Wal-Mart Stores Inc
Common Stock US$0.10
US9311421039
48.125
2,156,000
44800
X



X


CVS Corporation
Common Stock U$0.01
US1266501006
46.3125
2,084,063
45000
X



X


Schering-Plough Corporation
Common Stock U$0.50
US8066051017
46.5
2,255,250
48500
X



X


Cisco Systems
Common stock U$0.001
US17275R1023
55.25
2,768,025
50100
X



X


Equifax Inc
Common Stock $2.50pv
US2944291051
26.9375
1,855,994
68900
X



X


Sprint Corp (Fon Group)
Common Stock U$2.50
US8520611000
29.3125
1,509,594
51500
X



X


Chevron Corporation
Common Stock $0.75pv
US1667511075
85.25
2,046,000
24000
X



X


Exxon Mobil Corporation
Capital Stock npv
US30231G1022
89.125
5,418,800
60800
X



X


Chase Manhattan Corp
Common Stock $1.00
US16161A1088
46.1875
2,043,797
44250
X



X


American Int'l Group Inc
Common Stock $2.50pv
US0268741073
95.6875
2,868,711
29980
X



X


COLUMN TOTALS



360,913,381








AGGREGATE PAGE TOTAL



40,846,967


































Page 4 of 4



Name of Reporting Manager

Martin Currie Inc




(SEC USE ONLY)

Item 1: Name of Issuer
Item 2: Title of Class
Item 3: CUSIP Number

Item 4: Fair
Item 5: Shares of
Item 6: Investment Discretion


Item 7:
Item 8: Voting Authority (Shares)






Market Value
Principal Amount
(a) Sole
(B) Shared - Defined as Instr. V
(c) Shared - Other
Managers See Instr. V
(a) Sole
(b) Shared
(c) None
Fannie Mae
Common Stock NPV
US3135861090
71.5
2,252,250
31500
X



X


AT&T Corporation
Common stock U$1.00
US0019571092
29.375
1,850,625
63000
X



X


Conoco Inc
Class 'A' Common Stock U$0.01
US2082513068
26.125
2,090,000
80000
X



X


Cardinal Health Inc
Common Stock npv
US14149Y1082
88.1875
1,931,306
21900
X



X


Compaq Computer
Common Stock USD0.01
US2044931002
27.58
1,489,320
54000
X



X


Lucent Technologies
Common Stock U$0.01
US5494631071
30.2625
1,280,770
42322
X



X


General Electric Co
Common Stock U$0.16
US3696041033
57.6875
3,392,025
58800
X



X


At Home Corporation
Series A Common Stock U$0.01
US0459191070
14.125
2,005,750
142000
X



X


Du Pont (E.I.) de Nemours & Co
Common Stock U$0.30
US2635341090
41.4375
1,396,444
33700
X



X


COLUMN TOTALS



378,601,871








AGGREGATE PAGE TOTAL



17,688,490